                                                      FAIRPORT FUNDS

                                             Charting A Course You Can Trust(SM)

                                                  SEMI-ANNUAL REPORT TO
                                                        SHAREHOLDERS

                                      [LOGO] FAIRPORT MIDWEST GROWTH FUND
                                      [LOGO] FAIRPORT GROWTH AND INCOME FUND
                                      [LOGO] FAIRPORT GOVERNMENT SECURITIES FUND

[LOGO]                                                   April 30, 1999

Advised by
Roulston & Company, Inc.

FAIRPORT FUNDS SEMI-ANNUAL REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------


                                                                    May 17, 1999
Dear Shareholder:

We are pleased to issue our financial report on the Fairport Funds six months, ended April 30, 1999.

During the period, the Fairport Midwest Growth Fund declined 5.54% and the Fairport Growth and Income Fund gained 10.63%. These returns were earned in a period when the market, as measured by the Standard & Poor's 500 Stock Index gained 21.5%. The Fairport Government Securities Fund declined 1.19% over the same period.

While doubts about the health of the world economy persisted during much of the six-month period, U.S. economic growth continued to outpace expectations. Consumer spending reflected optimism brought on by low inflation and full employment.

Easier monetary conditions set in place last October also helped to calm some of the fears that developed last summer and fall in the wake of the Asian and Russian crises. As the period came to a close, economic and financial market returns in most Asian and Latin markets offered further constructive evidence that more favorable trends were in place.

Our commentary reflects our long-held philosophy that solid and unrelenting research must form the cornerstone of our investment process. Our research efforts for the Fairport Funds continue to give us confidence in the future of the economy and the portfolios we manage on your behalf.






     /s/ Scott D. Roulston                        /s/ Joseph A. Harrison

     Scott D. Roulston                            Joseph A. Harrison
     President                                    Director of Investments

FAIRPORT FUNDS INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------

FAIRPORT MIDWEST GROWTH FUND

The graph below compares the increase in value of a $10,000 investment in Fairport Midwest Growth Fund with the performance of the Standard & Poor's 500 Stock Index and the Growth Funds (Lipper Benchmark).

[FAIRPORT MIDWEST GROWTH FUND: GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
GRAPH]

                Fairport Midwest Growth Fund     Growth Funds (Lipper Benchmark)     S&P 500 Index
    7/1/93                          10000                               10000           10000
    Jul-93                          10200                                9998            9970
    Oct-93                          11000                               10653           10480
    Jan-94                          11730                               11088           10497
    Apr-94                          11847                               10479           10100
    Jul-94                          11790                               10457           10482
    Oct-94                          12208                               10871           10880
    Jan-95                          12222                               10587           10914
    Apr-95                          13327                               11631           12019
    Jul-95                          14950                               13127           13207
    Oct-95                          14532                               13478           13750
    Jan-96                          14514                               14271           15127
    Apr-96                          16584                               14989           15641
    Jul-96                          15785                               14292           15385
    Oct-96                          16807                               16255           17047
    Jan-97                          18638                               17301           19107
    Apr-97                          18404                               17103           19563
    Jul-97                          22065                               20542           23395
    Oct-97                          22135                               20121           22528
    Jan-98                          22374                               21154           24243
    Apr-98                          24286                               24047           27592
    Jul-98                          22970                               23628           27911
    Oct-98                          20425                               22409           27475
    Jan-99                          20965                               26692           32113
    Apr-99                          19292                               27494           33611

AVERAGE ANNUAL TOTAL RETURN*
1 Year ............................ (20.56)%
5 Years ...........................  10.24%
Since Inception ...................  11.92%

* For period ended 4/30/99
  Fund Inception: 7/1/93

Past Performance is no guarantee of future results. The principal value and return of a mutual fund investment fluctuates with changes in market conditions. Shares, when redeemed, may by worth more or less than the original cost. *Growth Funds tracked by Lipper Analytical Services, Inc. The S&P 500 Index and Lipper Benchmark are unmanaged indicators of financial performance and as such are not sold as investments. Unlike our funds, the S&P 500 Index does not reflect any fees or expenses.

The Fairport Midwest Growth Fund seeks capital appreciation by investing primarily in companies headquartered in the eight-state area contiguous to the Great Lakes. Up to 35% of the Fund also may be invested in companies headquartered in other geographic areas.

The companies in which we invest typically are experiencing an improvement in profitability or acceleration in growth of earnings relative to other companies. We buy the specific stocks if this improvement is not yet fully reflected in the stock price, which is determined by examining the P/E ratio compared to the market and the history of that relationship.

Frequently, the companies in which we invest possess a unique asset or approach. Many times, they may be a beneficiary of major demographic or economic trends. We are looking for investment circumstances where earnings growth may accelerate and the P/E ratio increases relatively. We believe in fundamental analysis, selectivity, price sensitivity, and long term performance.

Two examples of our recent purchase are Claire's Stores and MBNA. Claire's Stores sells costume jewelry and related products through small stores located primarily in the United States. Management has initiated a number of actions to improve profitability and prolong growth.

However, demographically, it is also true that their customer base is increasing in numbers currently, which is the opposite of the operating environment of the previous ten years. In addition, since purchases by customers are very discretionary, it is important that economic conditions be solid for consumers, which also is the case currently.

MBNA is a leading issuer of credit cards and the major marketer of affinity cards. Credit card usage nationally still is increasing faster than the economy and MBNA's growth should exceed that of the industry. The company's focus on a niche market has provided a more affluent and attractive customer base that, for example, maintains above-average balances. In addition, many customers appear open to the marketing of other products such as insurance.

Currently, the fund owns 40 securities. The average P/E ratio for the portfolio is less than that of the S&P 500 Index while profitability and projected growth in earnings is greater. If the market continues to broaden its interest beyond the 50 largest companies, the Fund is positioned to participate.

FAIRPORT FUNDS
--------------------------------------------------------------------------------

FAIRPORT GROWTH AND INCOME FUND

The graph below compares the increase in value of a $10,000 investment in Fairport Growth and Income Fund with the performance of the Standard & Poor's 500 Stock Index and the Growth and Income Funds (Lipper Benchmark).

[FAIRPORT GROWTH & INCOME FUND: GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
GRAPH]

                          Fairport Growth & Income Fund   Growth & Income Funds (Lipper Benchmark)    S&P 500 Index
        7/1/93                          10000                              10000                           10000
        Jul-93                          10030                              10054                            9970
        Oct-93                          10398                              10606                           10480
        Jan-94                          10894                              11051                           10862
        Apr-94                          10682                              10478                           10241
        Jul-94                          10900                              10677                           10482
        Oct-94                          10889                              10941                           10880
        Jan-95                          10940                              10778                           10914
        Apr-95                          11746                              11759                           12019
        Jul-95                          12541                              12799                           13207
        Oct-95                          12780                              13125                           13750
        Jan-96                          14075                              14314                           15127
        Apr-96                          14149                              14980                           15641
        Jul-96                          13749                              14540                           15305
        Oct-96                          15051                              17004                           17054
        Jan-97                          16558                              17590                           19107
        Apr-97                          17167                              17753                           19563
        Jul-97                          20353                              20924                           23395
        Oct-97                          20560                              20414                           22528
        Jan-98                          20900                              21395                           24243
        Apr-98                          23227                              24032                           27592
        Jul-98                          21437                              23310                           27911
        Oct-98                          20312                              22463                           27475
        Jan-99                          21525                              24820                           32113
        Apr-99                          22471                              26284                           33611

AVERAGE ANNUAL TOTAL RETURN*
1 Year ............................ (3.25)%
5 Years ........................... 16.03%
Since Inception ................... 14.89%

* For period ended 4/30/99
  Fund Inception: 7/1/93

Past Performance is no guarantee of future results. The principal value and return of a mutual fund investment fluctuates with changes in market conditions. Shares, when redeemed, may by worth more or less than the original cost. *Growth & Income Funds tracked by Lipper Analytical Services, Inc. The S&P 500 Index and Lipper Benchmark are unmanaged indicators of financial performance and as such are not sold as investments. Unlike our funds, the S&P 500 Index does not reflect any fees or expenses.

Fairport Growth and Income Fund was established to achieve capital appreciation and current income primarily through the investment in common stocks or securities convertible into common stocks.

The investment policy is to invest in a diversified portfolio of dividend-paying common stocks which have been researched by our own staff and offer reasonable valuation based on price to earnings, book value and cash flows.

Two examples of our investment approach are Charter One Financial and Honeywell. Charter One Financial, a former thrift, operates 220 banking offices in the Midwest. It is differentiating itself from the industry with above average earnings growth of 13-16% through superior expense skills and, more importantly, the ability to achieve growth in loan categories other than mortgages. This has the effect of enhancing profitability. Management's proven ability to execute its strategies for internal growth as well as enhance the performance of its acquisitions suggests this will be a fine investment, selling at less than half the P/E Ratio of the market.

Honeywell is a leader in Controls for Industrial, Aviation, and Building sectors and is experiencing solid growth and rising margins. The bigger story, however, is that Honeywell is using technology to separate itself from competitors. The recent $250 million process automation order for single Chevron Refinishing is one example. In Aviation, Tactical Guidance has booked all the awards announced so far. The stock was available at a very attractive price of nearly 50% of the market P/E.

The Fund is diversified among 30 investments with a concentration in capital goods, finance and consumer cyclicals, which should benefit from a steadily strong economy. The characteristics of this portfolio are quality companies, displaying an ability to grow, available at a value price at the time of purchase.

                                                INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------

FAIRPORT GOVERNMENT SECURITIES FUND

The graph below compares the increase in value of a $10,000 investment in Fairport Government Securities Fund with the performance of the Merrill Lynch Intermediate Treasury Bond Index.

[FAIRPORT GOVERNMENT SECURITIES FUND: GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT GRAPH]

                       Fairport Government Securities Fund  Merrill Lynch Intermediate
        7/1/93                                10000                    10000
        Jul-93                                10000                    10021
        Oct-93                                10304                    10235
        Jan-94                                10346                    10328
        Apr-94                                 9649                     9970
        Jul-94                                 9748                    10112
        Oct-94                                 9558                    10064
        Jan-95                                 9733                    10219
        Apr-95                                10170                    10591
        Jul-95                                10628                    10973
        Oct-95                                10968                    11262
        Jan-96                                11350                    11618
        Apr-96                                10989                    11396
        Jul-96                                11093                    11537
        Oct-96                                11471                    11886
        Jan-97                                11545                    12012
        Apr-97                                11569                    12098
        Jul-97                                12046                    12527
        Oct-97                                12246                    12757
        Jan-98                                12575                    13069
        Apr-98                                12588                    13242
        Jul-98                                12810                    13387
        Oct-98                                13545                    14008
        Jan-99                                13546                    14075
        Apr-99                                13384                    14003

AVERAGE ANNUAL TOTAL RETURN*
1 Year ............................ 6.33%
5 Years ........................... 6.76%
Since Inception ................... 5.12%

* For period ended 4/30/99
  Fund Inception: 7/1/93

Past Performance is no guarantee of future results. The principal value and return of a mutual fund investment fluctuates with changes in market conditions. Shares, when redeemed, may by worth more or less than the original cost. *The Merrill Lynch Intermediate Treasury Bond Index is an unmanaged indicator of financial performance and as such is not sold as an investment. Unlike our funds, this index does not reflect any fees or expenses.

In order to meet its objective of current income with preservation of capital, the Government Securities Fund seeks to complement the Equity Funds that combined form the Fairport Family of Funds. This is achieved through investments in a broad range of investment grade or comparable quality fixed income securities. The Fund will further minimize credit risk by normally having at least 65% of the assets invested in securities guaranteed by the US Government or its agencies and instrumentalities. While changes in interest rates affect the Fund's holdings, the primary focus of the portfolio is to provide a strategy that reflects the use of quantitative analysis, changing market environments and infrastructure, and addresses the degree of risk and yield necessary in preserving liquidity and safety of principal.

There is growing evidence that both Europe and Asia are showing signs of economic stability, and though marginal at best, there is growth on the horizon. This will reduce the probabilities of a significant rally in bonds before the end of the year. The various crises that drove the headlines last summer produced the abundant belief that the downward trend in inflation the global economy was experiencing up to that point would be accelerated to produce deflation. Federal Reserve Bank Chairman Greenspan supported this notion in numerous comments.

In the span of two quarters investor sentiment shifted as a growing body of evidence emerged to counteract the deflationary story. A rapid rise of interest rates occurred with the repeated release of economic statistics revealing a stronger than expected domestic economy. These included ongoing productivity and capacity utilization strength, a decline in the civilian unemployment rate to 4.2%, a level not seen in over 30 years, as well as strong consumer activity. All this served to fuel growing concerns that future inflationary trends would force Chairman Greenspan to initiate a rise in interest rates.

In preparing for this possibility the Fund raised cash in the beginning of the second quarter to soften the impact of rising rates and to be prepared to reinvest at higher yields. As rates continued to rise government securities underperformed relative to quality spread products, especially corporate bonds. This trend is likely to continue until either the Federal Reserve takes a tightening stand or the equity markets retreat amid the increasing concerns regarding higher interest rates. In the near term, forecasting the ceiling for long rates is tricky business, however the bond market is, by most measures, undervalued. In short, we currently find the oversold conditions of the market hard to ignore.

Therefore going forward it is likely that when rates show signs of stabilizing it will be government securities that will benefit from any corrective behavior. The fund will prepare by maintaining an average maturity beyond five years. This part of the yield curve will reap relative benefits in the event of some relief in inflation expectations or an outright tightening by the Federal Reserve Bank.

FAIRPORT FUNDS
--------------------------------------------------------------------------------

FAIRPORT MIDWEST GROWTH FUND (UNAUDITED)                  APRIL 30, 1999
========================================================================
                                             SHARES            VALUE
------------------------------------------------------------------------
COMMON STOCKS - 101.75%

CAPITAL GOODS - 3.23%
Applied Power, Inc., Class A ....             20,100        $   634,406
General Cable Corp ..............             42,200            627,725
Gradall Industries, Inc.* .......             19,700            315,200
                                                            -----------
                                                              1,577,331
-----------------------------------------------------------------------

CONSUMER DURABLES - 1.62%
Lowe's Companies, Inc. ..........             15,000            791,250
-----------------------------------------------------------------------

CONSUMER NON-DURABLES - 20.07%
Abercrombie & Fitch Co., Class A*             12,000          1,141,500
Carnival Corp. ..................             12,000            495,000
Claire's Stores, Inc. ...........             92,000          3,047,500
Kmart Corp.* ....................            102,000          1,517,250
Procter & Gamble Co. ............             12,000          1,125,750
Rite Aid Corp. ..................             50,000          1,165,625
The Limited, Inc. ...............             30,000          1,312,500
                                                            -----------
                                                              9,805,125
-----------------------------------------------------------------------

FINANCE - 24.60%
Bank One Corp. ..................             19,200          1,132,800
Boykin Lodging Co. ..............             60,000            918,750
Firstar Corp. ...................             49,080          1,475,467
Freddie Mac .....................             30,000          1,882,500
Household International, Inc. ...             10,000            503,125
MBNA Corp. ......................             30,000            845,625
National City Corp. .............             22,000          1,578,500
Progressive Corp. ...............             10,000          1,435,000
Wells Fargo Co. .................             52,000          2,245,750
                                                            -----------
                                                             12,017,517
-----------------------------------------------------------------------

HEALTH CARE - 24.18%
Abbott Laboratories .............             20,000            968,750
Baxter International, Inc. ......             15,000            945,000
Cardinal Health, Inc. ...........             25,000          1,495,313
Merck & Co., Inc. ...............              6,000            421,500
NCS Healthcare, Inc., Class A* ..             73,400            954,200
Patterson Dental Co.* ...........             80,000          2,885,000
Pfizer, Inc. ....................              6,000            690,375
Stryker Corp. ...................             56,400          3,450,975
                                                            -----------
                                                             11,811,113
-----------------------------------------------------------------------

                                                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                      SHARES             VALUE
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)

MATERIALS/SERVICES - 15.08%
AlliedSignal, Inc. .....................................              30,000         $  1,762,500
Armco, Inc.*  ..........................................             220,000            1,127,500
Paychex, Inc. ..........................................              29,000            1,480,813
Stericycle, Inc.* ......................................             116,700            1,371,225
Tyco International, Ltd. ...............................              20,000            1,625,000
                                                                                     ------------
                                                                                        7,367,038
-------------------------------------------------------------------------------------------------

TECHNOLOGY - 12.97%
Computer Sciences Corp.* ...............................              15,000              893,437
Galileo International, Inc. ............................              25,000            1,225,000
Lexmark International Group, Inc., Class A* ............              10,000            1,235,000
Microsoft Corp.* .......................................               5,000              406,563
Oracle Corp.* ..........................................              20,000              541,250
Sterling Commerce, Inc.* ...............................              30,000              939,375
Tellabs, Inc.* .........................................              10,000            1,095,625
                                                                                     ------------
                                                                                        6,336,250
--------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS - (COST $43,566,430) ...............                               49,705,624
--------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS - 101.75% - (COST $43,566,430**) .....                               49,705,624

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS - (1.75%)                                 (852,869)

NET ASSETS - 100.00% ...................................                             $ 48,852,755

==================================================================================================

*  Non-income producing security

** Also represents cost for Federal income tax purposes
   See accompanying notes to financial statements

FAIRPORT FUNDS

FAIRPORT GROWTH AND INCOME FUND (UNAUDITED)                                                    APRIL 30, 1999
=============================================================================================================
                                                                        SHARES                       VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 100.17%

CAPITAL GOODS - 27.07%
Applied Power, Inc., Class A                                            60,000                    $ 1,893,750
GATX Corp. ..................................                           34,000                      1,168,750
General Cable Corp. .........................                          180,000                      2,677,500
Honeywell, Inc. .............................                           24,000                      2,274,000
Ingersoll-Rand Co. ..........................                           21,000                      1,452,937
Teleflex, Inc. ..............................                           34,000                      1,481,125
                                                                                                  -----------
                                                                                                   10,948,062
-------------------------------------------------------------------------------------------------------------

CONSUMER DURABLES - 10.21%
Hon Industries, Inc. ........................                           24,000                        648,000
Leggett & Platt, Inc. .......................                           70,000                      1,614,375
Lowe's Companies, Inc. ......................                           20,000                      1,055,000
Pier 1 Imports, Inc. ........................                          110,000                        811,250
                                                                                                  -----------
                                                                                                    4,128,625
-------------------------------------------------------------------------------------------------------------

CONSUMER NON-DURABLES - 22.58%
Carnival Corp., .............................                           20,000                        825,000
Claire's Stores, Inc. .......................                           50,000                      1,656,250
Food Lion, Inc., Class A ....................                          100,000                      1,025,000
McCormick & Co., Inc. .......................                           30,000                        909,375
Richfood Holdings, Inc. .....................                           80,000                      1,000,000
Rite Aid Corp. ..............................                           42,000                        979,125
Russ Berrie & Co., Inc. .....................                           40,000                      1,085,000
Viad Corp. ..................................                           50,000                      1,653,125
                                                                                                  -----------
                                                                                                    9,132,875
-------------------------------------------------------------------------------------------------------------

FINANCE - 28.72%
American International Group, Inc. ..........                           10,000                      1,174,375
Charter One Financial, Inc.. ................                           62,000                      1,937,500
M & T Bank Corp. ............................                            3,000                      1,677,000
National City Corp. .........................                           24,000                      1,722,000
Progressive Corp. ...........................                           10,000                      1,435,000
The Bank of New York Co., Inc. ..............                           30,000                      1,200,000
U.S. Bancorp ................................                           20,000                        741,250
Wells Fargo Co. .............................                           40,000                      1,727,500
                                                                                                  -----------
                                                                                                   11,614,625
-------------------------------------------------------------------------------------------------------------

                                                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                        SHARES                       VALUE
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
Health Care - 4.32%
Baxter International, Inc. ................................             10,000                    $   630,000
Becton, Dickinson & Co. ...................................             30,000                      1,115,625
                                                                                                  ------------
                                                                                                    1,745,625
--------------------------------------------------------------------------------------------------------------

Technology - 7.27%
Dallas Semiconductor Corp. ................................             30,000                      1,275,000
Galileo International, Inc. ...............................             34,000                      1,666,000
                                                                                                  ------------
                                                                                                    2,941,000
--------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS-- (COST $32,678,650) ..................                                       40,510,812
--------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS - 100.17%-- (COST $32,678,650**) ........                                        40,510,812

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS - (0.17%) ..                                           (67,820)
                                                                                                  ------------

NET ASSETS - 100.00% ......................................                                       $40,442,992
                                                                                                  ============

==============================================================================================================

**  Also  represents cost for Federal income tax purposes
    See accompanying notes to financial statements

FAIRPORT FUNDS                                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

FAIRPORT GOVERNMENT SECURITIES FUND (UNAUDITED)                                               APRIL 30, 1999
===========================================================================================================================

                                                                      PRINCIPAL                      VALUE
                                                                       AMOUNT
--------------------------------------------------------------------------------------------------------------
BONDS- 31.48%

U.S. Government Agency  28.99%
Federal Home Loan Bank
5.85%,  04/15/05 ................................................    1,200,000                     $1,208,932
-------------------------------------------------------------------------------------------------------------

U.S. Treasury Notes - 2.49%
U.S. Treasury Notes
6.63%,  03/31/02 ................................................      100,000                        103,823
-------------------------------------------------------------------------------------------------------------

TOTAL BONDS - (COST $1,307,573) .................................                                   1,312,755
-------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 36.64%
UMB Bank, Fannie Mae Discount Note, $1,560,000
     par, 0% coupon, due 05/04/99, dated 04/30/99
     to be sold on 05/01/99 at $1,528,193 (Cost $1,528,000) .....    1,528,000                      1,528,000
-------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS - 68.12% - (COST $2,835,573**) ................                                   2,840,755

CASH AND OTHER ASSETS LESS LIABILITIES - 31.88% .................                                   1,329,761
                                                                                                   ----------

NET ASSETS - 100.00% ............................................                                  $4,170,516
                                                                                                   ==========

=============================================================================================================

**   Also represents cost for Federal income tax purposes
     See accompanying notes to financial statements

FAIRPORT FUNDS                              STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                 APRIL 30, 1999 (UNAUDITED)
===========================================================================================================================
                                                            FAIRPORT           FAIRPORT            FAIRPORT
                                                          MIDWEST GROWTH      GROWTH AND          GOVERNMENT
                                                               FUND           INCOME FUND       SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities at value (cost $43,566,430,
     $32,678,650 and $2,835,573, respectively) ......      $ 49,705,624       $ 40,510,812       $  2,840,755
Cash ................................................                 0                  0          1,528,914
Receivable for capital stock sold ...................            81,454            140,746                  0
Receivable for securities sold ......................           752,709          1,024,528          1,341,721
Dividends and interest receivable ...................            61,018             32,340              4,109
Reimbursement due from adviser, net .................                 0                  0              4,166
Deferred organizational costs (Note A) ..............             3,115              3,115              3,115
Other assets ........................................            11,419              5,731                912
                                                           ------------       ------------       ------------
     Total assets ...................................        50,615,339         41,717,272          5,723,692
                                                           ------------       ------------       ------------

LIABILITIES:
Payable for capital stock redeemed ..................            64,834            303,239                  0
Payable for securities purchased ....................         1,134,195            390,600          1,528,000
Accrued expenses ....................................            47,079             19,451              9,394
Payable to adviser, net .............................            20,086             25,149                  0
Distributions payable ...............................                 0                  0             15,782
Other liabilities ...................................           496,390            535,841                  0
                                                           ------------       ------------       ------------
     Total liabilities ..............................         1,762,584          1,274,280          1,553,176
                                                           ------------       ------------       ------------

NET ASSETS:
Applicable to 3,683,328, 2,430,214 and
     414,036 shares outstanding, respectively .......      $ 48,852,755       $ 40,442,992       $  4,170,516
                                                           ============       ============        ===========

NET ASSETS CONSIST OF:
Capital paid-in .....................................      $ 43,786,990       $ 30,144,646       $  4,142,456
Distributions in excess of net investment income ....          (190,648)           (18,988)                 0
Accumulated net realized gain (loss) on investments .          (882,781)         2,485,172             22,878
Net unrealized appreciation on investments ..........         6,139,194          7,832,162              5,182
                                                           ------------       ------------       ------------
                                                           $ 48,852,755       $ 40,442,992        $ 4,170,516
                                                           ============       ============        ===========

NET ASSET VALUE, OFFERING AND
     REDEMPTION PRICE PER SHARE .....................      $      13.26       $      16.64        $     10.07
                                                           ============       ============        ===========

===========================================================================================================================


See accompanying notes to financial statements

FAIRPORT FUNDS                                    STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                          FORTHE SIX MONTHS ENDED APRIL 30,1999 (UNAUDITED)
============================================================================================================
                                                           FAIRPORT           FAIRPORT          FAIRPORT
                                                            MIDWEST          GROWTH AND        GOVERNMENT
                                                          GROWTH FUND        INCOME FUND     SECURITIES FUND
------------------------------------------------------------------------------------------------------------
Investment Income:
Dividends ...........................................      $   344,304       $   272,812       $         0
Interest ............................................           63,517            61,437           134,702
                                                           -----------       -----------       -----------
    Total investment income .........................          407,821           334,249           134,702
                                                           -----------       -----------       -----------

EXPENSES:
Investment advisory fees (Note B) ...................          219,862           160,286             6,044
Distribution expenses (Note B) ......................           73,287            53,429             6,044
Administration fees .................................           40,983            22,334             3,081
Transfer agent fees .................................           29,097            23,021            12,871
Legal fees ..........................................            8,875             5,121                 0
Pricing fees ........................................           21,064            15,586            12,395
Registration expenses ...............................            9,220             3,709             3,886
Custodian fees ......................................           10,580             9,382             4,122
Printing fees .......................................            7,185             3,972               393
Auditing fees .......................................            6,582             4,686               211
Insurance fees ......................................           10,352             5,135               772
Trustees fees .......................................            3,747             2,832               308
Amortization of organizational costs (Note A) .......            1,540             1,540             1,540
Miscellaneous expenses ..............................            5,289             1,870               102
                                                           -----------       -----------       -----------
    Total expenses ..................................          447,663           312,903            51,769

Expenses reimbursed (Note B) ........................          (43,117)           (3,550)          (30,009)
                                                           -----------       -----------       -----------
    Net expenses ....................................          404,546           309,353            21,760
                                                           -----------       -----------       -----------

NET INVESTMENT INCOME ...............................            3,275            24,896           112,942

REALIZED AND UNREALIZED GAIN / (LOSS) ON INVESTMENTS:
Net realized gain / (loss) on investments ...........         (252,179)        3,209,805            41,979
Net change in unrealized
    appreciation (depreciation) on investments ......       (2,679,128)          598,937          (217,789)
                                                           -----------       -----------       -----------
Net realized and unrealized
    gain / (loss) on investments ....................       (2,931,307)        3,808,742          (175,810)
                                                           -----------       -----------       -----------
INCREASE/(DECREASE) IN
    NET ASSETS FROM OPERATIONS ......................      $(2,928,032)      $ 3,833,638       $   (62,868)
                                                           ===========       ===========       ===========

============================================================================================================

See accompanying notes to financial statements

FAIRPORT FUNDS                            STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

====================================================================================================================================
                                                      FAIRPORT MIDWEST              FAIRPORT GROWTH          FAIRPORT GOVERNMENT
                                                        GROWTH FUND                 AND INCOME FUND            SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            Six Months Ended      Year      Six Months Ended   Year     Six Months Ended    Year
                                                 4/30/99         Ended         4/30/99        Ended          4/30/99        Ended
                                               (Unaudited)      10/31/98     (Unaudited)     10/31/98     (Unaudited)     10/31/98
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss) ...............  $      3,275   $   (102,535)  $     24,896   $      5,722   $   112,942   $   231,748
Net realized gain / (loss) on investments ..      (252,179)     9,390,471      3,209,805      1,978,014        41,979        85,201
Net change in unrealized appreciation
     (depreciation) on investments .........    (2,679,128)   (14,925,981)       598,937     (2,771,879)     (217,789)      162,209
                                              ------------   ------------   ------------   ------------   -----------   -----------
Increase / Decrease  in net assets .........    (2,928,032)    (5,638,045)     3,833,638       (788,143)      (62,868)      479,158
                                              ------------   ------------   ------------   ------------   -----------   -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income .................             0              0        (22,171)             0      (112,908)     (231,782)
From net realized gains ....................   (10,062,251)    (4,536,145)    (2,716,374)             0             0
                                              ------------   ------------   ------------   ------------   -----------   -----------
Total distributions ........................   (10,062,251)    (4,536,145)    (2,738,545)      (112,908)     (231,782)
                                              ------------   ------------   ------------   ------------   -----------   -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ..................     5,935,894     14,584,017     21,274,550     12,962,111     1,551,445     2,498,395
Reinvestment of dividends ..................     9,955,688      4,489,221      1,813,268      3,167,253        85,733       225,548
Amount paid for repurchase of shares .......   (19,435,675)   (20,529,323)   (16,786,857)    (9,863,545)   (2,347,642)   (2,325,367)
                                              ------------   ------------   ------------   ------------   -----------   -----------
Net increase (decrease)
  from capital transactions ................    (3,544,093)    (1,456,085)     6,300,961      6,265,819      (710,464)      398,576
                                              ------------   ------------   ------------   ------------   -----------   -----------
Total increase (decrease) in net assets ....   (16,534,376)   (11,630,275)     7,396,054      2,206,092      (886,240)      645,952

NET ASSETS:
Beginning of period ........................    65,387,131     77,017,406     33,046,938     30,840,846     5,056,756     4,410,804
End of period ..............................  $ 48,852,755   $ 65,387,131   $ 40,442,992   $ 33,046,938   $ 4,170,516   $ 5,056,756
                                              ============   ============   ============   ============   ===========   ===========
Accumulated undistributed (distributions in
  excess of) net investment income included
  in net assets at end of period ...........  $   (190,648)  $   (193,923)  $    (18,988)  $    (21,713)  $         0   $       (34)
                                              ------------   ------------   ------------   ------------   -----------   -----------

CAPITAL SHARE TRANSACTIONS:
Shares sold ................................       418,094        784,282      1,307,776        753,991       152,197       247,860
Shares issued on reinvestment
  of dividends .............................       654,549        241,486        108,970        191,490         8,399        22,410
Shares repurchased .........................    (1,364,657)    (1,129,115)    (1,066,386)      (591,000)     (231,515)     (230,820)
                                              ------------   ------------   ------------   ------------   -----------   -----------
Net increase (decrease)
  from capital transactions ................      (292,014)      (103,347)       350,360        354,481       (70,919)       39,450
                                              ============   ============   ============   ============   ===========   ===========

====================================================================================================================================

See accompanying notes to financial statements

FAIRPORT FUNDS
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                              FAIRPORT MIDWEST GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months       Year       Year     Year        Year      Year
                                                       Ended 4/30/99     Ended      Ended     Ended      Ended     Ended
                                                        (Unaudited)     10/31/98   10/31/97  10/31/96  10/31/95   10/31/94
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,BEGINNING OF PERIOD ..................   $ 16.45      $   18.88  $   15.50  $  13.55  $    12.27  $   11.07
                                                         -------      ---------  ---------  --------  ----------  ---------
Income from Investment Operations:
Net investment income (loss) .........................     (0.01)         (0.03)     (0.01)     0.02        0.04       0.02
Net realized and unrealized gain (loss) on investments     (0.57)         (1.30)      4.55      2.16        2.04       1.19
                                                         -------      ---------  ---------  --------  ----------  ---------
   Total from investment operations ..................     (0.58)         (1.33)      4.54      2.18        2.08       1.21
                                                         -------      ---------  ---------  --------  ----------  ---------
LESS DISTRIBUTIONS:
From net investment income ...........................      0.00           0.00      (0.01)    (0.03)      (0.04)     (0.01)
From realized capital gains ..........................     (2.61)         (1.10)     (1.15)    (0.20)      (0.76)      0.00
                                                         -------      ---------  ---------  --------  ----------  ---------
   Total distributions ...............................     (2.61)         (1.10)     (1.16)    (0.23)      (0.80)     (0.01)
                                                         -------      ---------  ---------  --------  ----------  ---------

NET ASSET VALUE,END OF PERIOD ........................   $ 13.26      $   16.45  $   18.88  $  15.50  $    13.55  $   12.27
                                                         =======      =========  =========  ========  ==========  =========

TOTAL RETURN .........................................     (5.54%)(**)    (7.73%)    31.00%    16.28%      18.17%     10.89%

RATIOS/SUPPLEMENTAL DATA:
Net assets,end of period (000) .......................   $48,853      $  65,387  $  77,017  $ 57,198  $   49,408  $  29,688
Ratio of expenses to average net assets
   before reimbursement of expenses by Adviser .......      1.53%(*)       1.43%      1.58%     1.69%       1.57%      1.54%
   after reimbursement of expenses by Adviser ........      1.38%(*)       1.38%      1.38%     1.38%       1.41%      1.45%
Ratio of net investment income to average net assets
   before reimbursement of expenses by Adviser .......     (0.14%)(*)     (0.18%)    (0.25%)   (0.16%)      0.14%      0.08%
   after reimbursement of expenses by Adviser ........      0.01%(*)      (0.13%)    (0.05%)    0.15%       0.29%      0.17%
Portfolio turnover ...................................     73.29%(**)     52.23%     41.16%    58.01%      46.51%     77.57%
====================================================================================================================================

(*)   Annualized
(**)  Not annualized

See accompanying notes to financial statements.

                                                         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          FAIRPORT GROWTHAND INCOME FUND
------------------------------------------------------------------------------------------------------------------------
                                                        Six Months      Year      Year       Year       Year     Year
                                                       Ended 4/30/99   Ended      Ended     Ended      Ended    Ended
                                                        (Unaudited)   10/31/98   10/31/97  10/31/96   10/31/95 10/31/94
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,BEGINNING OF PERIOD .................. $  15.89      $   17.87  $  14.22  $  12.29  $   10.68  $  10.36
                                                       --------      ---------  --------  --------  ---------  --------
Income from Investment Operations:
Net investment income (loss) .........................     0.01           0.01      0.05      0.13       0.15      0.14
Net realized and unrealized gain (loss) on investments     1.68          (0.15)     4.83      2.04       1.68      0.35
                                                       --------      ---------  --------  --------  ---------  --------
   Total from investment operations ..................     1.69          (0.14)     4.88      2.17       1.83      0.49
                                                       --------      ---------  --------  --------  ---------  --------
LESS DISTRIBUTIONS:
From net investment income ...........................    (0.01)          0.00     (0.09)    (0.14)     (0.12)    (0.14)
From realized capital gains ..........................    (0.93)         (1.84)    (1.14)    (0.10)     (0.10)    (0.03)
                                                       --------      ---------  --------  --------  ---------  --------
   Total distributions ...............................    (0.94)         (1.84)    (1.23)    (0.24)     (0.22)    (0.17)
                                                       --------      ---------  --------  --------  ---------  --------

NET ASSET VALUE,END OF PERIOD ........................ $  16.64      $   15.89  $  17.87  $  14.22  $   12.29  $  10.68
                                                       ========      =========  ========  ========  =========  ========

TOTAL RETURN .........................................   (10.63%)**      (1.20%)   36.61%    17.77%     17.36%     4.72%

Ratios/Supplemental Data:
Net assets,end of period (000) ....................... $ 40,443      $  33,047  $ 30,841  $ 23,071  $  23,082  $ 18,177
Ratio of expenses to average net assets
   before reimbursement of expenses by Adviser .......     1.47%(*)       1.53%     1.76%     1.83%      1.79%     1.72%
   after reimbursement of expenses by Adviser ........     1.45%(*)       1.49%     1.50%     1.50%      1.50%     1.50%
Ratio of net investment income to average net assets
   before reimbursement of expenses by Adviser .......     0.10%(*)      (0.02%)    0.03%     0.58%      0.98%     1.20%
   after reimbursement of expenses by Adviser ........     0.12%(*)       0.02%     0.29%     0.91%      1.26%     1.42%
Portfolio turnover ...................................    58.99%(**)     40.43%    42.45%    34.02%     13.36%    35.16%
========================================================================================================================

                                                                        FAIRPORT GOVERNMENT SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------
                                                        Six Months     Year       Year      Year      Year      Year
                                                      Ended 4/30/99    Ended      Ended     Ended     Ended     Ended
                                                       (Unaudited)    10/31/98   10/31/97  10/31/96  10/31/95  10/31/94
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,BEGINNING OF PERIOD ..................  $  10.43      $   9.90  $   9.75  $   9.84  $   9.03  $  10.20
                                                        --------      -------   --------  --------  --------  --------
Income from Investment Operations:
Net investment income (loss) .........................      0.24          0.49      0.49      0.49      0.49      0.43
Net realized and unrealized gain (loss) on investments     (0.36)         0.53      0.15     (0.05)     0.81     (1.17)
                                                        --------      -------   --------  --------  --------  --------
   Total from investment operations ..................     (0.12)         1.02      0.64      0.44      1.30     (0.74)
                                                        --------      -------   --------  --------  --------  --------
LESS DISTRIBUTIONS:
From net investment income ...........................     (0.24)        (0.49)    (0.49)    (0.53)    (0.49)    (0.42)
From realized capital gains ..........................      0.00          0.00      0.00      0.00      0.00     (0.01)
                                                        --------      -------   --------  --------  --------  --------
   Total distributions ...............................     (0.24)        (0.49)    (0.49)    (0.53)    (0.49)    (0.43)
                                                        --------      -------   --------  --------  --------  --------

NET ASSET VALUE,END OF PERIOD ........................  $  10.07      $  10.43  $   9.90  $   9.75  $   9.84  $   9.03
                                                        ========      ========  ========  ========  ========  ========

TOTAL RETURN .........................................     (1.19%)**     10.61%     6.76%     4.58%    14.76%    (7.24%)

Ratios/Supplemental Data:
Net assets,end of period (000) .......................  $  4,171      $  5,057  $  4,411  $  5,752  $  8,647  $  7,614
Ratio of expenses to average net assets
   before reimbursement of expenses by Adviser .......      2.14%*        2.19%     2.70%     2.05%     2.16%     1.80%
   after reimbursement of expenses by Adviser ........      0.90%*        0.90%     0.90%     0.90%     0.90%     0.90%
Ratio of net investment income to average net assets
   before reimbursement of expenses by Adviser .......      3.43%*        3.60%     3.23%     3.78%     3.89%     3.88%
   after reimbursement of expenses by Adviser ........      4.67%*        4.89%     5.03%     4.93%     5.16%     4.78%
Portfolio turnover ...................................      0.00%**      89.89%    21.01%    21.23%     1.28%    24.14%
========================================================================================================================

FAIRPORT FUNDS

                                                     April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES:
Fairport Funds (the "Trust"), formerly known as Roulston Family of Funds, is an open-end management investment company and is organized under Ohio law as a business trust under a Declaration of Trust dated September 16, 1994. On March 1, 1996, the Trust changed its name from The Roulston Family of Funds to Fairport Funds. The Trust currently consists of three Funds (the "Funds"):
Fairport Midwest Growth Fund (the "Midwest Growth Fund"), Fairport Growth and Income Fund (the "Growth and Income Fund") and Fairport Government Securities Fund (the "Government Fund"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). On April 29, 1995, pursuant to an Agreement and Plan of Reorganization and Liquidation, the Midwest Growth Fund, the Growth and Income Fund and the Government Fund of the Trust acquired, in a tax free reorganization, all of the assets of each of the Roulston Midwest Growth Fund, the Roulston Growth and Income Fund and the Roulston Government Securities Fund (collectively, the "Acquired Funds") of the Advisors' Inner Circle Fund, a Massachusetts business trust, respectively, in exchange for the assumption of such Acquired Fund's liabilities and a number of full and fractional shares of the corresponding Fund of the Trust having an aggregate net asset value equal to such Acquired Fund's net assets (the "Reorganization"). The Reorganization was approved by the shareholders of the Acquired Funds on March 24, 1995. For accounting purposes, the Reorganization was accounted for in a manner similar to a pooling of interest and the financial highlights have been presented since the Acquired Funds' inception, July 1, 1993.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Effective October 27, 1998, the Trust selected the accounting firm of McCurdy & Associates CPA's, Inc. to serve as the Funds' independent certified public accountants for the fiscal year ended October 31, 1998 to fill a vacancy resulting from Ernst & Young's resignation on October 9, 1998. Ernst & Young LLP had served as the Funds' independent certified public accountants for the Funds' fiscal year ended October 31, 1995, October 31, 1996, and October 31, 1997. Ernst & Young's report on the financial statements of the Funds for the fiscal year ended October 31, 1997 did not contain an adverse opinion or disclaimer of opinion or was not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements with Ernst & Young LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope of procedure during the fiscal year ended October 31, 1997 or for the interim period from November 1, 1997 through the date of their resignation.

The Trust represents that it had not consulted with McCurdy & Associates CPA's, Inc. at any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed; or the type of audit opinion that might be rendered on the Funds' financial statements.

The following is a summary of significant accounting policies consistently followed by the Trust.

(1) SECURITY VALUATION: The portfolio securities of each Fund will be valued at market value. Each Fund uses one or more pricing services to provide market quotations for equity, fixed income and variable income securities. If market quotations are not available, securities will be valued by a method which the Board of Trustees believes accurately reflects fair value. Equity securities which are listed or admitted to trading on a national securities exchange or other

                                                  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

market trading system which reports actual transaction prices on a contemporaneous basis will be valued at the last sales price on the exchange or other market system on which the security is principally traded. For fixed and variable income securities, the pricing service may use a matrix system of valuation which considers factors such as securities prices, yield features, call features, ratings and developments related to a specific security. The Trustees may deviate from the valuation provided by the pricing service whenever, in their judgment, such valuation is not indicative of the fair value of the security. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

(2) REPURCHASE AGREEMENTS: All Funds may enter into repurchase agreements with financial institutions deemed to be creditworthy by Roulston & Company, Inc. ("Roulston"), the Funds' investment adviser, under guidelines approved by the Trust's Board of Trustees, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed-upon date and price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund was delayed pending court action.

(3) FEDERAL INCOME TAXES: The Funds intend to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income. Accordingly, no provisions for Federal income taxes have been made in the accompanying financial statements.

(4) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis.

(5) DIVIDENDS AND DISTRIBUTIONS: Substantially all of the net investment income (exclusive of capital gains) of the Midwest Growth Fund and the Growth and Income Fund is distributed in the form of semi-annual dividends. Net investment income (exclusive of capital gains) of the Government Fund is declared daily and distributed in the form of monthly dividends. Substantially all of the capital gains realized will be distributed annually.

(6) DEFERRED ORGANIZATIONAL COSTS: Organizational costs are being amortized on a straight-line basis over five years commencing April 29, 1995.

NOTE (B) RELATED PARTY TRANSACTIONS:
The Trust and Roulston have entered into an Investment Advisory Agreement (the "Agreement") dated as of January 20, 1995. Under the terms of the Agreement, Roulston makes the investment decisions for the assets of the Funds and continuously reviews, supervises, and administers the investment program of the Funds. For its services as investment adviser, Roulston receives a fee, at an annual rate of 0.75% of the average daily net assets of each of the Midwest Growth Fund and the Growth and Income Fund up to $100 million of such assets, and 0.50% of each such Fund's assets of $100 million or more. With respect to the Government Fund, Roulston receives a fee at an annual rate of 0.25% of the average daily net assets up to $100 million of such assets, and 0.125% of such assets of $100 million or more. Such fees will be calculated daily and paid monthly.

Pursuant to Rule 12b-1 under the Act, the Trust has adopted a Distribution and Shareholder Service Plan dated January 20, 1995, as amended as of March 1, 1996

FAIRPORT FUNDS                                    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                     April 30, 1999 (Unaudited)

(the "Plan"), under which each Fund is authorized to pay or reimburse Roulston Research Corp. (the "Distributor"), ultimately a wholly-owned subsidiary of Roulston, a periodic amount calculated at an annual rate not to exceed 0.25% of the average daily net asset value of such Fund. Such an amount may be used by the Distributor to pay broker-dealers, banks and other institutions (a "Participating Organization") for distribution and/or shareholder service assistance pursuant to an agreement between the Distributor and the Participating Organization or for distribution assistance and/or shareholder service provided by the Distributor. Under the Plan, a Participating Organization may include the Distributor's affiliates.

Roulston has agreed with the Trust to waive its investment advisory fee and to reimburse certain other expenses of the Funds from the effective date of the Reorganization (April 29, 1995) and such waivers and reimbursements shall continue until further written notice to the extent necessary to cause total operating expenses as a percentage of net assets of the Midwest Growth Fund, the Growth and Income Fund and the Government Fund not to exceed 1.38%, 1.50% and 0.90%, respectively.

Information regarding these transactions is as follows for the six months ended April 30, 1999:

                               Midwest          Growth
                               Growth         and Income      Government
                                Fund             Fund            Fund
--------------------------------------------------------------------------------
INVESTMENT ADVISORY FEES:
Fees before fee waiver ..      $ 219,862       $ 160,286       $   6,044
Fees waived .............        (43,117)         (3,550)         (6,044)
RULE 12b-1 FEES:
Fees ....................         73,287          53,429           6,044
Other expenses
   reimbursed ...........              0               0         (23,965)
                               ---------       ---------       ---------
Net fees and expenses ...      $ 250,032       $ 210,165       $ (17,921)
                               =========       =========       =========
--------------------------------------------------------------------------------

Certain officers and trustees of the Trust are also officers, directors and/or employees of Roulston and the Distributor. The officers and such interested trustees serve without direct compensation from the Trust.

NOTE (C) INVESTMENT TRANSACTIONS:
Purchases and sales of investment securities (excluding short-term securities) for the six months ended April 30, 1999 were:

                                                     Proceeds
                                   Purchases        from Sales
                                     (000)             (000)
--------------------------------------------------------------------------------
Midwest Growth Fund ........        $42,284            $47,374
Growth and Income Fund .....         29,503             23,779
Government Fund ............              0              3,376
--------------------------------------------------------------------------------

NOTE (D) UNREALIZED APPRECIATION AND DEPRECIATION:

  At April 30, 1999, the gross unrealized appreciation and depreciation of securities for book and Federal income tax purposes consisted of the following:

                                Gross            Gross         Net
                             Unrealized      Unrealized    Unrealized
                            Appreciation   (Depreciation)   App/(Dep)
                                (000)           (000)         (000)
--------------------------------------------------------------------------------
Midwest Growth Fund .....    $ 8,836          ($2,697)      $ 6,139
Growth and Income Fund ..      8,911           (1,079)        7,832
Government Fund .........          5                0             5
--------------------------------------------------------------------------------

[FAIRPORT FUNDS LOGO]

4000 Chester Avenue
Cleveland, Ohio 44103
1-800-332-6459

Trustees:
Thomas V. Chema
David B. Gale
Scott D. Roulston

Officers:
Scott D. Roulston, President
Kevin M. Crotty, Treasurer
Charles A. Kiraly, Secretary

Adviser:
Roulston & Company, Inc.
4000 Chester Avenue
Cleveland, Ohio 44103

Distributor:
Roulston Research Corp.
4000 Chester Avenue
Cleveland, Ohio 44103

Administrator & Transfer Agent:
First Data Investor Services Group, Inc.
3200 Horizon Drive
King of Prussia, Pennsylvania 19406

Legal Counsel:
Baker & Hostetler LLP
65 E. State Street
Columbus, Ohio 43215

Independent Public Accountants:
McCurdy & Associates CPA's, Inc.
27955 Clemens Road
Westlake, Ohio 44145

Fairport Funds take their name from the historic Fairport Harbor Lighthouse, located on Lake Erie at the Grand River, just east of the Funds' headquarters in Cleveland, Ohio. Originally built in 1825, the Fairport Harbor Lighthouse guided ships safely in and out of the harbor for 100 years. In its early years the lighthouse was considered the gateway to the Western Reserve and the vast frontiers of the Northwest Territories and beyond. Later the lighthouse served as a beacon and supply stop for pioneers and travelers on their way to western Great Lakes ports and beyond. The original brick structure was rebuilt in 1871 of sandstone blocks, as it remains today.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in a Fund unless proceeded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information.

For information, call 1-800-332-6459
or visit us online at www.fairport.com